SUPPLEMENT DATED AUGUST 21, 2006

TO

PROSPECTUS DATED MAY 1, 2006

INVESTRAC ADVANTAGE VARIABLE UNIVERSAL LIFE

INDIVIDUAL FELXIBLE PREMIUM

VARIABLE UNIVERSAL LIFE POLICY

ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY

THROUGH ITS

AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement amends your prospectus and is effective August 21, 2006. Please read it carefully and keep it with your prospectus for future reference. The prospectus is being modified to enhance the disclosure concerning the address to use to request prospectuses and product service. More specifically, the prospectus is modified as follows:

Delete the last sentence on page 1 and substitute the following:

You may obtain a copy of these prospectuses by calling 1-800-306-2959, or writing to American National Insurance Company, P. O. Box 1893, Galveston, Texas 77553-1893. If mail is addressed differently, there may be delays in the processing of requested transactions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE